Pledged assets	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Pledged Assets [Text Block]

Note 7 – Pledged assets

Certain securities and loans were pledged to secure public and trust deposits, assets sold under agreements to repurchase, other borrowings and credit facilities available, derivative positions, and loan servicing agreements. The classification and carrying amount of the Corporation's pledged assets, in which the secured parties are not permitted to sell or repledge the collateral, were as follows:

	December 31,	December 31,
(In thousands)	2012	2011
Investment securities available-for-sale, at fair value	$1,606,683	$1,894,651
Investment securities held-to-maturity, at amortized cost	25,000	25,000
Loans held-for-sale measured at lower of cost or fair value	132	5,286
Loans held-in-portfolio covered under loss sharing agreements with the FDIC	452,631	-
Loans held-in-portfolio not covered under loss sharing agreements with the FDIC	8,358,456	8,571,268
Total pledged assets	$10,442,902	$10,496,205

Pledged securities that the creditor has the right by custom or contract to repledge are presented separately on the consolidated statements of financial condition.

At December 31, 2012, the Corporation had $ 1.2 billion in investment securities available-for-sale and $ 0.3 billion in loans that served as collateral to secure public funds (December 31, 2011 - $ 1.4 billion and $ 0.4 billion, respectively).

At December 31, 2012, the Corporation's banking subsidiaries had short-term and long-term credit facilities authorized with the Federal Home Loan Bank system (the “FHLB”) aggregating to $2.8 billion (December 31, 2011 - $2.0 billion). Refer to Notes 20 and 21 to the consolidated financial statements for borrowings outstanding under these credit facilities. At December 31, 2012, the credit facilities authorized with the FHLB were collateralized by $ 3.8 billion in loans held-in-portfolio (December 31, 2011 - $ 3.2 billion). Also, the Corporation's banking subsidiaries had a borrowing capacity at the Federal Reserve (“Fed”) discount window of $3.1 billion (December 31, 2011 - $2.6 billion), which remained unused as of such date. The amount available under these credit facilities with the Fed is dependent upon the balance of loans and securities pledged as collateral. At December 31, 2012, the credit facilities with the Fed discount window were collateralized by $ 4.7 billion in loans held-in-portfolio (December 31, 2011 - $ 4.0 billion). These pledged assets are included in the above table and were not reclassified and separately reported in the consolidated statements of financial condition.

In addition, at December 31, 2012 trades receivables from brokers and counterparties amounting to $133 million were pledged to secure repurchase agreements (December 31, 2011 - $68 million).